Leases (Details) $ in Thousands	Mar. 31, 2017 USD ($)
Principal Repayment
2017	$ 44
2018	28
2019	27
2020	5
2021	104
Total	153
Interest Payment
2017	4
2018	2
2019	1
2020	0
2021	7
Total	12
Total Obligations
2017	48
2018	30
2019	28
2020	5
2021	111
Total	$ 165